Note 12 - Commitments and Contingent Liabilities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility, Maximum Borrowing Capacity	$ 74,817,000	$ 70,488,000
Long-term Line of Credit, Total	0	0
Cash Management Advance Line of Credit [Member] | Line of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	25,000,000
Long-term Line of Credit, Total	$ 0	$ 0
Line of Credit Facility, Period for Variable Rate (Day)	90 days
Line of Credit Facility, Period of Fixed Rate (Day)	30 days